Loans - Schedule of Loans (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-term loan:
Short-term loan, Total	$ 5,723,379	$ 1,643,993
Long-term loan:
Current portion	28,729,896	485,556
Non-current portion	38,867,203	26,410,701
Everbright Bank [Member]
Short-term loan:
Short-term loan, Total	4,048,244
Post Savings Bank of China [Member]
Short-term loan:
Short-term loan, Total	697,973	684,997
Industrial Bank Co., Ltd. (“Industrial Bank”) [Member]
Short-term loan:
Short-term loan, Total	977,162	958,996
China Construction Bank [Member]
Long-term loan:
Long-term loan, Total	67,544,444	26,809,352
WeBank Co., Ltd. [Member]
Long-term loan:
Long-term loan, Total	$ 52,655	$ 86,905